9. SERIES A-1 REDEEMABLE CONVERTIBLE PREFERRED STOCK (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
The following table summarizes the Series A-1 redeemable convertible preferred stock outstanding at March 31, 2012 and December 31, 2011:

The following table summarizes the Series A-1 redeemable convertible preferred stock outstanding at March 31, 2012 and December 31, 2011:

	March 31,	December 31,
	2012	2011
Principal due	$1,130,165	1,130,165
Accrued dividend	373,405	342,098
Debt discount	(34,640)	(43,137)
Non-current portion	$1,468,930	1,429,126

Aggregate liquidation value*	$1,503,570	1,472,262